Investment Securities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Securities	Mar. 31, 2012 Securities	Mar. 31, 2011 Securities
Gain (Loss) on Investments [Line Items]
Number of securities - gross unrealized holding losses of available for sale securities	13
Proceeds from sales of available-for-sale securities	¥ 208	¥ 68	¥ 126
Available-for-sale securities, Gross realized gains (losses), Sale proceeds	¥ 332	¥ 5,012	¥ 1,844
The number of impaired available-for-sale securities	10	14	14